FAIR VALUE PRESENTATION (Schedule of Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Fair value measurements [Line Items]
Available for sale securities	$ 47,775	$ 7,062
Currency options designated as hedging instruments (current assets)	58
Level 1 [Member]
Fair value measurements [Line Items]
Available for sale securities	$ 4,331	$ 7,062
Currency options designated as hedging instruments (current assets)
Level 2 [Member]
Fair value measurements [Line Items]
Available for sale securities	$ 43,444
Currency options designated as hedging instruments (current assets)	$ 58